Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2020
Administrative facilities [Member]
Buildings and other constructions:
Estimated useful lives in years	Between 20 and 51
Main production structures [Member]
Buildings and other constructions:
Estimated useful lives in years	Between 20 and 56
Minor production structures [Member]
Buildings and other constructions:
Estimated useful lives in years	Between 20 and 35
Mills and horizontal furnaces [Member]
Buildings and other constructions:
Estimated useful lives in years	Between 24 and 45
Vertical furnaces, crushers and grinders [Member]
Buildings and other constructions:
Estimated useful lives in years	Between 23 and 36
Electricity facilities and other minors [Member]
Buildings and other constructions:
Estimated useful lives in years	Between 10 and 35
Furniture and fixtures [Member]
Buildings and other constructions:
Estimated useful lives in years	10 years
Heavy units [Member]
Buildings and other constructions:
Estimated useful lives in years	Between 5 and 15
Light units [Member]
Buildings and other constructions:
Estimated useful lives in years	Between 5 and 10
Computer equipment [Member]
Buildings and other constructions:
Estimated useful lives in years	Between 3 and 10
Tools [Member]
Buildings and other constructions:
Estimated useful lives in years	Between 5 and 10